Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Tangshan Koppers Kailuan Carbon Chemical Company Limited [Member]	Mar. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 01, 2009 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Loan to related party				$ 11,700,000
Ownership percentage				30.00%
Debt instrument, face amount					300,000,000	300,000,000	300,000,000	500,000
Debt instrument, offering value					294,900,000	294,900,000		491,555
Debt instrument, offering price percentage					98.311%	98.311%		98.311%
Long-term debt	$ 314,300,000	$ 302,100,000	$ 295,400,000			$ 295,000,000
Loan repayable date	2012-11